UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
"                            Washington, D.C.  20549"

                                    Form 13F

                              Form 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended: MARCH 31, 2013"

Check here if Amendment [ ]; Amendment Number:1
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Board of Trustees of The Leland Stanford Junior University
Address: 635 KNIGHT WAY
"        STANFORD, CA 94305"

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized "to submit it, that all information contained herein is true, correct and" "complete, and that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of this form."

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael S. Taylor
Title:     Operations Analyst
Phone:     650-721-1709

"Signature, Place, and Date of Signing:"

"     /s/  Michael S. Taylor, STANFORD, CA  MAY 13, 2013. "

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:    			18

"Form13F Information Table Value Total:     $362,514 (thousands)"

List of Other Included Managers:			None

		FORM 13F INFORMATION TABLE

					VALUE	SHRS OR	    SH/	INVESTMENT AUTHORITY
ISSUER			        CUSIP	(x$1000)PRN AMT	    PRN DISCRETION SOLE
CHVRON                  	166764100 238         2,000SH	SOLE	    2,000
NUVEEN          		670928100 812	     79,900SH	SOLE	   79,900
ROYAL DUTCH SHELL		780259107 200	      3,000SH	SOLE	    3,000
ISHARES TR RUSSELL 2000 INDEX	464287655 8,780      92,997SH	SOLE	   92,997
ISHARES TR S&P 500 INDEX FD	464287200 18,816    119,751SH	SOLE	  119,751
ISHARES TR MSCI EMERGING MKTS	464287234 1,480      34,597SH	SOLE	   34,597
TR MSCI EAFE INDEX FD 		464287465 23,341    395,738SH	SOLE      395,738
COBALT INTERNATIONAL            19075F106 179,964 6,381,705SH   SOLE    6,381,705
YOUKU COM INC                   98742U100 5,407     322,399SH   SOLE      322,399
ZOOM    INC                     98419Q101 749        32,774SH   SOLE       32,774
VERTEX                          92534K107 51         16,000SH   SOLE       16,000
QUINSTREET INC                  74874Q100 351        58,824SH   SOLE       58,824
FACEBOOK                        30303M102 32,763  1,280,821SH   SOLE    1,280,821
I SHARES BARCLAYS AGG           464287226 83,225    751,600SH   SOLE      751,600
I SHARES IBOXX HY CORP          464288513 4,057      43,000SH   SOLE       43,000
HAWAIIAN ELECTRIC IND           419870100 213         7,680SH   SOLE        7,680
JIVE SOFTWARE INC               74874Q100 222        14,617SH   SOLE       14,617
PALO ALTO NETWORKS              697435105 1,679      29,661SH   SOLE       29,661